Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Northwestern Mutual Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated March 19, 2025 to the
Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented (the “Prospectus”). You should read this Supplement together with the Prospectus.Principal Investment Strategy and Principal Risk Update – Large Company Value PortfolioOn February 27, 2025, the Fund’s Board of Directors approved a change in the investment strategy for the Large Company Value Portfolio (the “Portfolio”) such that it will invest in a relatively limited number of companies. Accordingly, the following disclosure changes shall be effective on May 1, 2025:The second paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is revised to add the following:“The adviser uses a variety of analytical research tools and techniques to help make decisions about buying or holding securities of companies that meet the investment criteria and selling the securities of companies that do not. The Portfolio normally invests in a relatively limited number of companies, generally 30-50.”The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to add the following risk:•“Security Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.”
Large Company Value Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated March 19, 2025 to the
Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented (the “Prospectus”). You should read this Supplement together with the Prospectus.Principal Investment Strategy and Principal Risk Update – Large Company Value PortfolioOn February 27, 2025, the Fund’s Board of Directors approved a change in the investment strategy for the Large Company Value Portfolio (the “Portfolio”) such that it will invest in a relatively limited number of companies. Accordingly, the following disclosure changes shall be effective on May 1, 2025:The second paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is revised to add the following:“The adviser uses a variety of analytical research tools and techniques to help make decisions about buying or holding securities of companies that meet the investment criteria and selling the securities of companies that do not. The Portfolio normally invests in a relatively limited number of companies, generally 30-50.”The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to add the following risk:•“Security Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.”